Leasing Arrangements (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Leasing Arrangements [Abstract]
Operating lease rent expense	$ 111,000	$ 107,000	$ 45,000